Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit losses	$ 41,341	$ 24,210
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	275,000,000	275,000,000
Common stock, shares issued	10,546,333	819,516
Common stock, shares outstanding	10,546,333	819,516
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, par authorized	75,000,000	75,000,000
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1
Common Class A [Member]
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	10,315,219	588,402
Common stock, shares outstanding	10,315,219	588,402
Common Class B [Member]
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	231,114	231,114
Common stock, shares outstanding	231,114	231,114